COMMITMENTS AND CONTINGENT LIABILITIES (Annual Minimum Future Rental Commitments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2017			$ 621
2018			338
2019			39
Operating Leases, Future Minimum Payments Due, Total			$ 998
Lease expenses	$ 330	$ 354